QUARTERLY REPORT
                               DECEMBER 31, 2002

                                      FMI
                                  Common Stock
                                   Fund, Inc.

                                   A NO-LOAD
                                  MUTUAL FUND

                                      FMI
                                  Common Stock
                                   Fund, Inc.

                                                                 January 7, 2003

Dear Fellow Shareholders:

  For the calendar year ended December 31, 2002, all three major indices completed their third down year in a row. The Dow Jones Industrial Average finished down 16.8% - its sharpest decline since 1977; the Standard & Poor's 500 Index fell 22.1% - its worst year since 1974; and the Nasdaq Composite Index declined 31.5% - its third year in a row of declines of greater than 20%. While we never enjoy reporting negative returns, FMI Common Stock Fund declined by 5.7% for the year ended December 31, 2002. For the three years ended December 31, 2002, the Dow Jones Industrial Average has declined 27.5%, the Standard & Poor's 500 Index has declined 40.1%, and the Nasdaq Composite Index has experienced a staggering loss of 67.2%. The Fund, for the last three full calendar years, advanced 33.1%.*<F1> Our investment approach has always stressed risk aversion; the aforementioned numbers demonstrate the soundness of this philosophy.

  If the major indices are down for a fourth consecutive year, it will match only one other period in the United States in the 20th Century (1929-1932), and one other in the 19th Century (1836-1839). Naturally, we cannot predict the market, but as we pointed out in last quarter's letter, the magnitude of this bear market is about average and the duration is already significantly longer than average compared to the nineteen major declines of the past century. Coming off the biggest bull market of all time in the 1990's, it wouldn't surprise us if it took a little longer to cleanse the excesses, but there are some interesting positives that may mitigate further damage. These will be discussed below.
                                   EXHIBIT A

                         PROFIT MARGINS AND UTILIZATION

    Nonfinancial Corporate                    Manufacturing
        Profit Margins                     Capacity Utilization
        --------------                     --------------------

Dec-87                                Dec-87                 83.10
Jan-88                                Jan-88                 82.90
Feb-88                                Feb-88                 83.10
Mar-88            10.228              Mar-88                 83.30
Apr-88                                Apr-88                 83.90
May-88                                May-88                 83.80
Jun-88            10.168              Jun-88                 83.80
Jul-88                                Jul-88                 83.90
Aug-88                                Aug-88                 84.00
Sep-88            10.118              Sep-88                 84.20
Oct-88                                Oct-88                 84.50
Nov-88                                Nov-88                 84.70
Dec-88            10.493              Dec-88                 84.90
Jan-89                                Jan-89                 85.50
Feb-89                                Feb-89                 84.40
Mar-89            9.404               Mar-89                 84.20
Apr-89                                Apr-89                 84.10
May-89                                May-89                 83.20
Jun-89            9.071               Jun-89                 83.20
Jul-89                                Jul-89                 82.10
Aug-89                                Aug-89                 82.60
Sep-89            8.874               Sep-89                 82.20
Oct-89                                Oct-89                 81.80
Nov-89                                Nov-89                 81.70
Dec-89            8.355               Dec-89                 81.70
Jan-90                                Jan-90                 81.40
Feb-90                                Feb-90                 82.40
Mar-90            8.493               Mar-90                 82.60
Apr-90                                Apr-90                 82.30
May-90                                May-90                 82.20
Jun-90            8.899               Jun-90                 82.20
Jul-90                                Jul-90                 81.90
Aug-90                                Aug-90                 81.90
Sep-90            8.147               Sep-90                 81.70
Oct-90                                Oct-90                 81.00
Nov-90                                Nov-90                 79.80
Dec-90            7.870               Dec-90                 79.10
Jan-91                                Jan-91                 78.40
Feb-91                                Feb-91                 77.70
Mar-91            8.115               Mar-91                 77.00
Apr-91                                Apr-91                 77.20
May-91                                May-91                 77.70
Jun-91            8.065               Jun-91                 78.40
Jul-91                                Jul-91                 78.50
Aug-91                                Aug-91                 78.40
Sep-91            7.977               Sep-91                 79.10
Oct-91                                Oct-91                 78.90
Nov-91                                Nov-91                 78.50
Dec-91            7.941               Dec-91                 78.30
Jan-92                                Jan-92                 77.70
Feb-92                                Feb-92                 78.40
Mar-92            8.322               Mar-92                 79.00
Apr-92                                Apr-92                 79.20
May-92                                May-92                 79.60
Jun-92            8.572               Jun-92                 79.60
Jul-92                                Jul-92                 80.10
Aug-92                                Aug-92                 79.70
Sep-92            8.004               Sep-92                 79.50
Oct-92                                Oct-92                 79.80
Nov-92                                Nov-92                 80.00
Dec-92            9.019               Dec-92                 79.70
Jan-93                                Jan-93                 80.20
Feb-93                                Feb-93                 80.10
Mar-93            8.558               Mar-93                 79.90
Apr-93                                Apr-93                 80.10
May-93                                May-93                 79.90
Jun-93            9.350               Jun-93                 79.50
Jul-93                                Jul-93                 79.70
Aug-93                                Aug-93                 79.30
Sep-93            9.319               Sep-93                 79.90
Oct-93                                Oct-93                 80.20
Nov-93                                Nov-93                 80.40
Dec-93            10.359              Dec-93                 80.80
Jan-94                                Jan-94                 80.90
Feb-94                                Feb-94                 80.80
Mar-94            9.833               Mar-94                 81.50
Apr-94                                Apr-94                 82.00
May-94                                May-94                 82.40
Jun-94            10.779              Jun-94                 82.50
Jul-94                                Jul-94                 82.60
Aug-94                                Aug-94                 83.00
Sep-94            11.001              Sep-94                 82.90
Oct-94                                Oct-94                 83.30
Nov-94                                Nov-94                 83.70
Dec-94            11.422              Dec-94                 84.30
Jan-95                                Jan-95                 84.40
Feb-95                                Feb-95                 84.00
Mar-95            10.859              Mar-95                 83.70
Apr-95                                Apr-95                 83.20
May-95                                May-95                 82.80
Jun-95            10.858              Jun-95                 82.80
Jul-95                                Jul-95                 81.90
Aug-95                                Aug-95                 82.50
Sep-95            11.573              Sep-95                 82.80
Oct-95                                Oct-95                 82.20
Nov-95                                Nov-95                 81.90
Dec-95            11.547              Dec-95                 81.90
Jan-96                                Jan-96                 80.80
Feb-96                                Feb-96                 81.40
Mar-96            12.106              Mar-96                 80.60
Apr-96                                Apr-96                 81.10
May-96                                May-96                 81.20
Jun-96            12.201              Jun-96                 81.70
Jul-96                                Jul-96                 81.60
Aug-96                                Aug-96                 81.70
Sep-96            12.212              Sep-96                 81.80
Oct-96                                Oct-96                 81.50
Nov-96                                Nov-96                 81.80
Dec-96            12.427              Dec-96                 82.10
Jan-97                                Jan-97                 81.90
Feb-97                                Feb-97                 82.80
Mar-97            12.375              Mar-97                 82.90
Apr-97                                Apr-97                 82.70
May-97                                May-97                 82.70
Jun-97            12.409              Jun-97                 82.80
Jul-97                                Jul-97                 82.60
Aug-97                                Aug-97                 83.30
Sep-97            12.813              Sep-97                 83.40
Oct-97                                Oct-97                 83.40
Nov-97                                Nov-97                 83.50
Dec-97            12.503              Dec-97                 83.30
Jan-98                                Jan-98                 83.50
Feb-98                                Feb-98                 83.10
Mar-98            11.449              Mar-98                 82.60
Apr-98                                Apr-98                 82.80
May-98                                May-98                 82.40
Jun-98            11.189              Jun-98                 81.40
Jul-98                                Jul-98                 80.80
Aug-98                                Aug-98                 82.10
Sep-98            11.524              Sep-98                 81.50
Oct-98                                Oct-98                 81.90
Nov-98                                Nov-98                 81.40
Dec-98            10.944              Dec-98                 81.20
Jan-99                                Jan-99                 81.20
Feb-99                                Feb-99                 81.40
Mar-99            10.874              Mar-99                 81.20
Apr-99                                Apr-99                 81.20
May-99                                May-99                 81.40
Jun-99            10.730              Jun-99                 81.10
Jul-99                                Jul-99                 81.20
Aug-99                                Aug-99                 81.50
Sep-99            10.102              Sep-99                 81.10
Oct-99                                Oct-99                 81.60
Nov-99                                Nov-99                 81.80
Dec-99            9.950               Dec-99                 82.00
Jan-00                                Jan-00                 81.80
Feb-00                                Feb-00                 81.90
Mar-00            9.389               Mar-00                 82.20
Apr-00                                Apr-00                 82.30
May-00                                May-00                 82.30
Jun-00            9.291               Jun-00                 82.20
Jul-00                                Jul-00                 81.70
Aug-00                                Aug-00                 81.00
Sep-00            8.550               Sep-00                 81.00
Oct-00                                Oct-00                 80.40
Nov-00                                Nov-00                 79.80
Dec-00            7.677               Dec-00                 79.00
Jan-01                                Jan-01                 78.10
Feb-01                                Feb-01                 77.60
Mar-01            7.226               Mar-01                 77.00
Apr-01                                Apr-01                 76.40
May-01                                May-01                 75.80
Jun-01            7.360               Jun-01                 75.10
Jul-01                                Jul-01                 74.90
Aug-01                                Aug-01                 74.40
Sep-01            7.511               Sep-01                 73.80
Oct-01                                Oct-01                 73.30
Nov-01                                Nov-01                 72.90
Dec-01            8.328               Dec-01                 72.50
Jan-02                                Jan-02                 72.90
Feb-02                                Feb-02                 73.00
Mar-02            8.341               Mar-02                 73.10
Apr-02                                Apr-02                 73.30
May-02                                May-02                 73.50
Jun-02            8.368               Jun-02                 73.70
Jul-02                                Jul-02                 74.00
Aug-02                                Aug-02                 73.90
Sep-02            8.090               Sep-02                 73.70
Oct-02                                Oct-02                 73.30
Nov-02                                Nov-02                 73.30
Dec-02                                Dec-02

Source:  Crandall, Pierce & Company

The Economy
-----------

  Nominal GDP growth for 2002 is expected to be approximately 3.5% - decent, but less than 40% of the average gain in recoveries from 1950-1980. As is usually the case, there are a number of countervailing factors that have to be considered as we assess the economic prospects for 2003 and beyond. On the negative side there remains a great deal of excess capacity in a number of industries, particularly technology and telecommunications. Capacity utilization rates are still near record lows at roughly 75% (see Exhibit A). Factory orders in November were down 0.8%, the third drop in the last four months. There remain only a handful of industries with any pricing power. Many U.S. labor markets remain uncompetitive when juxtaposed against China, India and several other countries. With skyrocketing health care costs, insurance and legal expenses (asbestos, mold, etc.), it's hard to fathom a strong U.S. employment gain, even in the next economic upturn. Housing is unlikely to be a driver of growth over the next few years. Record low mortgage rates and record high home ownership rates are possibly in the journal of irreproducible results. Mortgage default rates, though declining slightly in the third quarter, are still high and companies like Home Depot are missing numbers.

*<F1> The Fund's one year and annualized three, five and ten year returns through December 31, 2002 were -5.7%, 10,0%, 6.1%, and 11.5%, respectively.

                EXHIBIT B

                INDEX OF
           CONSUMER SENTIMENT

  Dec-77                        83.4
  Jan-78                        83.7
  Feb-78                        84.3
  Mar-78                        78.8
  Apr-78                        81.6
  May-78                        82.9
  Jun-78                        80.0
  Jul-78                        82.4
  Aug-78                        78.4
  Sep-78                        80.4
  Oct-78                        79.3
  Nov-78                        75.0
  Dec-78                        66.1
  Jan-79                        72.1
  Feb-79                        73.9
  Mar-79                        68.4
  Apr-79                        66.0
  May-79                        68.1
  Jun-79                        65.8
  Jul-79                        60.4
  Aug-79                        64.5
  Sep-79                        66.7
  Oct-79                        62.1
  Nov-79                        63.3
  Dec-79                        61.0
  Jan-80                        67.0
  Feb-80                        66.9
  Mar-80                        56.5
  Apr-80                        52.7
  May-80                        51.7
  Jun-80                        58.7
  Jul-80                        62.3
  Aug-80                        67.3
  Sep-80                        73.7
  Oct-80                        75.0
  Nov-80                        76.7
  Dec-80                        64.5
  Jan-81                        71.4
  Feb-81                        66.9
  Mar-81                        66.5
  Apr-81                        72.4
  May-81                        76.3
  Jun-81                        73.1
  Jul-81                        74.1
  Aug-81                        77.2
  Sep-81                        73.1
  Oct-81                        70.3
  Nov-81                        62.5
  Dec-81                        64.3
  Jan-82                        71.0
  Feb-82                        66.5
  Mar-82                        62.0
  Apr-82                        65.5
  May-82                        67.5
  Jun-82                        65.7
  Jul-82                        65.4
  Aug-82                        65.4
  Sep-82                        69.3
  Oct-82                        73.4
  Nov-82                        72.1
  Dec-82                        71.9
  Jan-83                        70.4
  Feb-83                        74.6
  Mar-83                        80.8
  Apr-83                        89.1
  May-83                        93.3
  Jun-83                        92.2
  Jul-83                        93.9
  Aug-83                        90.9
  Sep-83                        89.9
  Oct-83                        89.3
  Nov-83                        91.1
  Dec-83                        94.2
  Jan-84                        100.1
  Feb-84                        97.4
  Mar-84                        101.0
  Apr-84                        96.1
  May-84                        98.1
  Jun-84                        95.5
  Jul-84                        96.6
  Aug-84                        99.1
  Sep-84                        100.9
  Oct-84                        96.3
  Nov-84                        95.7
  Dec-84                        92.9
  Jan-85                        96.0
  Feb-85                        93.7
  Mar-85                        93.7
  Apr-85                        94.6
  May-85                        91.8
  Jun-85                        96.5
  Jul-85                        94.0
  Aug-85                        92.4
  Sep-85                        92.1
  Oct-85                        88.4
  Nov-85                        90.9
  Dec-85                        93.9
  Jan-86                        95.6
  Feb-86                        95.9
  Mar-86                        95.1
  Apr-86                        96.2
  May-86                        94.8
  Jun-86                        99.3
  Jul-86                        97.7
  Aug-86                        94.9
  Sep-86                        91.9
  Oct-86                        95.6
  Nov-86                        91.4
  Dec-86                        89.1
  Jan-87                        90.4
  Feb-87                        90.2
  Mar-87                        90.8
  Apr-87                        92.8
  May-87                        91.1
  Jun-87                        91.5
  Jul-87                        93.7
  Aug-87                        94.4
  Sep-87                        93.6
  Oct-87                        89.3
  Nov-87                        83.1
  Dec-87                        86.8
  Jan-88                        90.8
  Feb-88                        91.6
  Mar-88                        94.6
  Apr-88                        91.2
  May-88                        94.8
  Jun-88                        94.7
  Jul-88                        93.4
  Aug-88                        97.4
  Sep-88                        97.3
  Oct-88                        94.1
  Nov-88                        93.0
  Dec-88                        91.9
  Jan-89                        97.9
  Feb-89                        95.4
  Mar-89                        94.3
  Apr-89                        91.5
  May-89                        90.7
  Jun-89                        90.6
  Jul-89                        92.0
  Aug-89                        89.6
  Sep-89                        95.8
  Oct-89                        93.9
  Nov-89                        90.9
  Dec-89                        90.5
  Jan-90                        93.0
  Feb-90                        89.5
  Mar-90                        91.3
  Apr-90                        93.9
  May-90                        90.6
  Jun-90                        88.3
  Jul-90                        88.2
  Aug-90                        76.4
  Sep-90                        72.8
  Oct-90                        63.9
  Nov-90                        66.0
  Dec-90                        65.5
  Jan-91                        66.8
  Feb-91                        70.4
  Mar-91                        87.7
  Apr-91                        81.8
  May-91                        78.3
  Jun-91                        82.1
  Jul-91                        82.9
  Aug-91                        82.0
  Sep-91                        83.0
  Oct-91                        78.3
  Nov-91                        69.1
  Dec-91                        68.2
  Jan-92                        67.5
  Feb-92                        68.8
  Mar-92                        76.0
  Apr-92                        77.2
  May-92                        79.2
  Jun-92                        80.4
  Jul-92                        76.6
  Aug-92                        76.1
  Sep-92                        75.6
  Oct-92                        73.3
  Nov-92                        85.3
  Dec-92                        91.0
  Jan-93                        89.3
  Feb-93                        86.6
  Mar-93                        85.9
  Apr-93                        85.6
  May-93                        80.3
  Jun-93                        81.5
  Jul-93                        77.0
  Aug-93                        77.3
  Sep-93                        77.9
  Oct-93                        82.7
  Nov-93                        81.2
  Dec-93                        88.2
  Jan-94                        94.3
  Feb-94                        93.2
  Mar-94                        91.5
  Apr-94                        92.6
  May-94                        92.8
  Jun-94                        91.2
  Jul-94                        89.0
  Aug-94                        91.7
  Sep-94                        91.5
  Oct-94                        92.7
  Nov-94                        91.6
  Dec-94                        95.1
  Jan-95                        97.6
  Feb-95                        95.1
  Mar-95                        90.3
  Apr-95                        92.5
  May-95                        89.8
  Jun-95                        92.7
  Jul-95                        94.4
  Aug-95                        96.2
  Sep-95                        88.9
  Oct-95                        90.2
  Nov-95                        88.2
  Dec-95                        91.0
  Jan-96                        89.3
  Feb-96                        88.5
  Mar-96                        93.7
  Apr-96                        92.7
  May-96                        89.4
  Jun-96                        92.4
  Jul-96                        94.7
  Aug-96                        95.3
  Sep-96                        94.7
  Oct-96                        96.5
  Nov-96                        99.2
  Dec-96                        96.9
  Jan-97                        97.4
  Feb-97                        99.7
  Mar-97                        100.0
  Apr-97                        101.4
  May-97                        103.2
  Jun-97                        104.5
  Jul-97                        107.1
  Aug-97                        104.4
  Sep-97                        106.0
  Oct-97                        105.6
  Nov-97                        107.2
  Dec-97                        102.1
  Jan-98                        106.6
  Feb-98                        110.4
  Mar-98                        106.5
  Apr-98                        108.7
  May-98                        106.5
  Jun-98                        105.6
  Jul-98                        105.2
  Aug-98                        104.4
  Sep-98                        100.9
  Oct-98                        97.4
  Nov-98                        102.7
  Dec-98                        100.5
  Jan-99                        112.0
  Feb-99                        111.2
  Mar-99                        105.7
  Apr-99                        104.6
  May-99                        106.8
  Jun-99                        107.3
  Jul-99                        106.0
  Aug-99                        104.5
  Sep-99                        107.2
  Oct-99                        103.2
  Nov-99                        107.2
  Dec-99                        105.4
  Jan-00                        112.0
  Feb-00                        111.3
  Mar-00                        107.1
  Apr-00                        109.2
  May-00                        110.7
  Jun-00                        106.4
  Jul-00                        108.3
  Aug-00                        107.3
  Sep-00                        106.8
  Oct-00                        105.8
  Nov-00                        107.6
  Dec-00                        98.4
  Jan-01                        94.7
  Feb-01                        90.6
  Mar-01                        91.5
  Apr-01                        88.4
  May-01                        92.0
  Jun-01                        92.6
  Jul-01                        92.4
  Aug-01                        91.5
  Sep-01                        81.8
  Oct-01                        82.7
  Nov-01                        83.9
  Dec-01                        88.8
  Jan-02                        93.0
  Feb-02                        90.7
  Mar-02                        95.7
  Apr-02                        93.0
  May-02                        96.9
  Jun-02                        92.4
  Jul-02                        88.1
  Aug-02                        87.6
  Sep-02                        86.1
  Oct-02                        80.6
  Nov-02                        84.2
  Dec-02                        86.7

Source:  Crandall, Pierce & Company

  Policy makers must also grapple with Medicare and a prescription drug benefit. Congressional Republicans have tagged the drug benefit at $310 billion, while the Democrats want a $500 billion plan. Even the former becomes problematic in the face of runaway Medicare expenditures. The U.S. already spends 14% of its GDP on health care, over 50% higher than other major industrial countries. We have already started to see a push back on the consumer, in the form of higher deductibles, and in some cases, the elimination of benefits completely. Anecdotally, General Electric may see its first strike in thirty years as workers react to a proposed increase in health care deductibles.

  On the positive side there has been significant monetary and fiscal stimulus. Notwithstanding the $670 billion tax and spend package announced by President Bush on January 7, there have already been twelve rate cuts and significant deficit spending. Consumers are slowly repairing their balance sheets, as evidenced by an increase in the savings rate from a negative number in 2001 to plus 4% recently. Consumer sentiment, as depicted in Exhibit B, hit a 9-year low this past October, but has seen a decent uptick in November and December. The President's tax cut proposal, if enacted, will help consumers to keep spending at a healthy clip while continuing to save. Despite the populist rhetoric, lower taxes almost always eventually lead to higher tax revenues. An elimination of the double tax on dividends would be an enormous positive. Not only will this directly benefit Americans (as over 50% of them own stock), it is also likely to result in a more productive allocation of capital. With dividends a more attractive alternative, corporate boards will be more likely to choose this path rather than making acquisitions, which most often destroy value.

  In a nutshell, the economy is being aided by a very accommodating Federal Reserve, the potential of a large fiscal stimulus, and the prospect of a very positive capital allocation policy (elimination of the double tax on dividends).

Earning and Market Outlook
--------------------------

  U.S. industry appears to be operating with little excess inventory or labor. Inventory levels are near record lows and companies have continued to reduce employment levels. The industrial side of the economy has been weak for nearly five years and companies have consolidated. The dollar has also fallen substantially over the past nine months. The pieces are in place for strong earnings growth in the event of a classic economic rebound. As can also be seen in Exhibit A, corporate profit margins have declined dramatically in the last couple of years. Because of the high operating leverage, it did not take much of a revenue shortfall to cause a large margin reduction. The flip side of this will also be true; i.e. a modest uptick in sales should result in a large margin improvement.

STANDARD & POOR'S 500 EARNINGS AND VALUATIONS                         EXHIBIT C

             2001    2002E     % CHANGE   2002E    2003E     % CHANGE    2003E
             EPS      EPS     FROM 2001    P/E      EPS     FROM 2002E    P/E
             ---      ---     ---------    ---      ---     ----------    ---
Reported    $24.69   $31.50      28%      29.3x    $40.00       27%      23.1x
Operating   $38.85   $47.00      21%      19.7x    $58.00       23%      15.9x
Core        $16.76   $23.00      37%      40.2x    $35.00       52%      26.4x

Courtesy of the Leuthold Group; December 2002

  Profits already appear to be on the rise, as shown in Exhibit C. We can see that this pattern is quite typical in the first year of an eco-nomic recovery, and we expect the same to occur this time. Our main issue with regard to profits is the quality of the earnings, as we have discussed in past letters. In our letter of July, 2002, we discussed "core earnings," which the S&P may be implementing in 2003 (although they may be alone in doing so!), relative to both reported and operating earnings. Exhibit C illustrates the vast discrepancy between these three measures of earnings. We think that the so-called core earnings are closer to representing actual corporate profitability than operating and reported earnings, which leave out restructuring charges and everything else managements deem to be extraneous to the ongoing business. Core earnings take into account non-operating factors such as pension fund gains and stock option expensing to name a few. The 2002 gap between operating earnings and reported earnings, as shown in Exhibit C, is as wide as we have ever experienced, and is no doubt due to the significant writeoffs and "coming clean" mentality currently permeating managements and corporate board rooms. It is worth noting that analysts who come up with these estimates see significant growth in 2003 in all measures of earnings, from a 23% increase at the low end for operating earnings to a 52% increase for core earnings. We hope they are not as wrong as they were last year! Most Wall Street seers use operating earnings as their guide to valuations. On that basis, a P/E ratio of 15.9x on 2003 estimates seems reasonable. We would argue the true P/E multiple is probably over 20x. So despite the significant three-year decline in the S&P 500 and Nasdaq, stocks in general are not particularly cheap. Nevertheless, we think the major downside risk is over and we see better times ahead. The gains will have to come from growing earnings rather than growing multiples.

Your Portfolio
--------------

  It is almost certain that at any given period of time, the performance for your portfolio will not accurately reflect the change in economic values of our underlying companies. While 2002 was a difficult year for most corporations - and in fact, the earnings growth of our portfolio companies was below that which we forecasted coming into 2002 - our companies still made significant progress overall in improving market positions and growth prospects. With the slight decline the portfolio experienced last year, and our view that our intrinsic values improved in calendar 2002, we feel the portfolio is more attractively priced than was true at the outset of the year. We think the earnings growth in our 41-company portfolio should be somewhere between 10-20% for calendar 2003, which is above average versus the long-term trend line experienced by our companies over the last 22 years of Fiduciary Management's history. Based upon 2003 estimates, the portfolio's multiple is somewhere between 13.5-14.5x earnings - significantly lower than that of any of the market indices today. This gives us confidence in the Fund's prospects in the years to come.

  As always, we thank you for your continued support of FMI Common Stock Fund, Inc.

  Sincerely,

     /s/Ted D. Kellner

     Ted D. Kellner, C.F.A
     President and
     Portfolio Manager

     /s/Donald S. Wilson

     Donald S. Wilson, C.F.A
     Vice President

     /s/Patrick J. English

     Patrick J. English, C.F.A.
     Vice President and
     Portfolio Manager

             225 E. Mason St. o Milwaukee, WI  53202 o 414-226-4555
                              www.fiduciarymgt.com

FMI Common Stock Fund, Inc.
STATEMENT OF NET ASSETS
December 31, 2002 (Unaudited)

 SHARES OR
 PRINCIPAL
  AMOUNT                                                          VALUE(B)<F3>
 ---------                                                        ------------

LONG-TERM INVESTMENTS -- 92.1% (A)<F2>
COMMON STOCKS -- 89.2% (A)<F2>

COMMERCIAL SERVICES SECTOR -- 13.4%
-----------------------------------
               BUSINESS SERVICES -- 10.4%
   172,400     ABM Industries Inc.                                $  2,672,200
   130,500     G & K Services, Inc.                                  4,619,830
    58,300     Manpower Inc.                                         1,859,770
   106,700     Watson Wyatt &
                 Company Holdings                                    2,320,725
                                                                  ------------
                                                                    11,472,525

               INDUSTRIAL SERVICES -- 3.0%
   161,700     Republic Services, Inc.                               3,392,466

CONSUMER DISCRETIONARY SECTOR -- 19.5%
--------------------------------------
               CONSUMER DURABLES -- 2.6%
   101,200     Snap-on Inc.                                          2,844,732

               PUBLISHING-MISCELLANEOUS -- 5.0%
   145,000     ProQuest Co.                                          2,842,000
    76,200     Scholastic Corp.                                      2,739,390
                                                                  ------------
                                                                     5,581,390

               RETAIL TRADE -- 4.6%
   298,600     Casey's General Stores, Inc.                          3,645,906
    46,800     Family Dollar Stores, Inc.                            1,460,628
                                                                  ------------
                                                                     5,106,534

               TEXTILE-APPAREL
                 MANUFACTURERS -- 7.3%
   165,200     Liz Claiborne, Inc.                                   4,898,180
   216,600     Paxar Corp.                                           3,194,850
                                                                  ------------
                                                                     8,093,030

CONSUMER STAPLES SECTOR -- 2.1%
-------------------------------
               FOODS & BEVERAGES -- 2.1%
    58,600     Lancaster Colony Corp.                                2,290,088

ENERGY SECTOR -- 3.2%
---------------------
               MACHINE OILWELL
                 EQUIPMENT -- 1.5%
   148,400     Core Laboratories N.V.                                1,684,340

               OIL & GAS PRODUCERS -- 1.7%
    55,700     Stone Energy Corp.                                    1,858,152

FINANCIAL SERVICES SECTOR -- 9.3%
---------------------------------
               LIFE INSURANCE -- 3.3%
   130,000     Protective Life Corp.                                 3,577,600

               MULTI-LINE INSURANCE -- 6.0%
    97,400     Delphi Financial Group, Inc.                          3,697,304
   105,700     Old Republic International Corp.                      2,959,600
                                                                  ------------
                                                                     6,656,904

HEALTHCARE SECTOR -- 12.1%
--------------------------
               ANIMAL HEALTH -- 0.9%
    31,200     IDEXX Laboratories, Inc.                              1,024,920

               DENTAL -- 2.4%
    25,000     DENTSPLY International Inc.                             930,000
   119,700     Sybron Dental Specialties, Inc.                       1,777,545
                                                                  ------------
                                                                     2,707,545

               HEALTHCARE PRODUCTS -- 4.1%
   117,800     Apogent Technologies Inc.                             2,450,240
    67,300     Cambrex Corp.                                         2,033,133
                                                                  ------------
                                                                     4,483,373

               HEALTHCARE SERVICES -- 4.7%
    58,300     Lincare Holdings Inc.                                 1,843,446
   105,400     Renal Care Group, Inc.                                3,334,856
                                                                  ------------
                                                                     5,178,302

MATERIALS & PROCESSING SECTOR -- 8.8%
-------------------------------------
               CHEMICALS -- 4.5%
    66,200     Minerals Technologies Inc.                            2,856,530
    42,200     Sigma-Aldrich Corp.                                   2,055,140
                                                                  ------------
                                                                     4,911,670

               CONTAINERS & PACKAGING-
                 PAPER & PLASTIC -- 4.3%
   117,500     AptarGroup, Inc.                                      3,670,700
    54,500     Spartech Corp.                                        1,124,335
                                                                  ------------
                                                                     4,795,035

PRODUCER DURABLES SECTOR -- 3.3%
--------------------------------
               MACHINERY-INDUSTRIAL/SPECIALTY -- 3.3%
    49,100     Regal-Beloit Corp.                                    1,016,370
   129,600     Rockwell Automation Inc.                              2,684,016
                                                                  ------------
                                                                     3,700,386

TECHNOLOGY SECTOR -- 12.4%
--------------------------
               COMPUTER SERVICES
                 SOFTWARE & SYSTEMS -- 8.9%
    83,900     Autodesk, Inc.                                        1,199,770
    94,400     FileNET Corp.                                         1,151,680
   293,200     Keane, Inc.                                           2,635,868
   183,200     MPS Group, Inc.                                       1,014,928
   479,900     Parametric Technology Corp.                           1,209,348
   110,000     SunGard Data Systems Inc.                             2,591,600
                                                                  ------------
                                                                     9,803,194

               MISCELLANEOUS TECHNOLOGY -- 3.5%
   302,000     Arrow Electronics, Inc.                               3,862,580

UTILITIES SECTOR -- 5.1%
------------------------
               ELECTRICAL -- 2.2%
    99,200     Wisconsin Energy Corp.                                2,499,840

               TELECOMMUNICATION -- 2.9%
   108,400     CenturyTel, Inc.                                      3,184,792
                                                                  ------------
                   Total common stocks                              98,709,398

REITS -- 2.9% (A)<F2>
   125,238     ProLogis                                              3,149,736
                                                                  ------------
                   Total long-term investments                     101,859,134

SHORT-TERM INVESTMENTS -- 7.9% (A)<F2>
               VARIABLE RATE DEMAND NOTES
$1,985,340     American Family Financial Services                    1,985,340
 5,296,000     U.S.Bank, N.A.                                        5,296,000
 1,467,000     Wisconsin Corporate
                 Central Credit Union                                1,467,000
                                                                  ------------
                   Total short-term investments                      8,748,340
                                                                  ------------
                   Total investments                               110,607,474
               Cash and receivables, less
                 liabilities -- 0.0% (A)<F2>                            10,432
                                                                  ------------
                   NET ASSETS                                     $110,617,906
                                                                  ------------
                                                                  ------------
               Net Asset Value Per Share
                 ($0.01 par value, indefinite
                 shares authorized), offering
                 and redemption price
                 ($110,617,906 / 6,026,574
                 shares outstanding)                              $      18.36
                                                                  ------------
                                                                  ------------

(a)<F2>   Percentages for the various classifications relate to net assets.
(b)<F3> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Short-term investments are valued at cost which approximates quoted market value.

                          FMI COMMON STOCK FUND, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202
                              www.fiduciarymgt.com
                                  414-226-4555

                               BOARD OF DIRECTORS
                                 BARRY K. ALLEN
                                GEORGE D. DALTON
                               PATRICK J. ENGLISH
                             GORDON H. GUNNLAUGSSON
                                 TED D. KELLNER
                                 PAUL S. SHAIN
                                DONALD S. WILSON

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202
                                  800-811-5311
                                       or
                                  414-765-4124

                                   CUSTODIAN
                    U.S. BANK INSTITUTIONAL TRUST & CUSTODY
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                          Milwaukee, Wisconsin  53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of FMICommon Stock Fund unless accompanied or preceded by the Fund's current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.